Salaries and social security payable - Summary of salaries and social security payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Provision for gratifications and bonus	$ 7,029	$ 9,086	$ 5,423
Salaries and social security contributions	4,479	3,467	925
Total current	$ 11,508	$ 12,553	$ 6,348